Finance Receivables - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0